Simplify Wolfe US Equity 150/50 ETF
Schedule of Investments
March 31, 2025 (Unaudited)

Principal Value
U.S. Treasury Bills – 149.8%
U.S. Treasury Bill, 4.44%, 4/1/2025 (a) ........................................ $ 11,100,000 $ 11,100,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 1,200,000 1,198,727
U.S. Treasury Bill, 4.32%, 6/17/2025 (a)(b) ..................................... 12,600,000 12,487,753
U.S. Treasury Bill, 4.30%, 7/29/2025 (a) ....................................... 11,100,000 10,946,276
Total U.S. Treasury Bills (Cost $35,731,311) ........................................ 35,732,756
Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(c)
(Cost $95,092) .......................................................... 95,092 95,092
Total Investments – 150.2%
(Cost $35,826,403) ............................................................ $ 35,827,848
Liabilities in Excess of Other Assets – (50.2)% ........................................ (11,970,345)
Net Assets – 100.0% ............................................................ $ 23,857,503
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $7,928,640 has been pledged as collateral for swaps as of March 31, 2025.
(c) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 149.8%
Money Market Funds .......................................................................... 0.4%
Total Investments ............................................................................. 150.2%
Liabilities in Excess of Other Assets ............................................................... (50.2)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investme nts but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
NMSWULTRS* 3/03/2026 5.13% (EFFR+0.80%)(c) NOM 36,591,343 $ (1,377,410)
NMSWUSTRS* 3/03/2026 4.73% (EFFR+0.40%)(c) NOM (12,061,790) 369,355
$ (1,008,055)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.

Simplify Wolfe US Equity 150/50 ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Abbreviations:
EFFR : Effective Federal Funds Rate
NOM : Nomura International
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWUSTRS basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Take-Two Interactive Software, Inc. ................................. (1,641) $ 10,703 2.90%
Consumer Discretionary
eBay, Inc. ...................................................... (4,212) 8,980 2.43%
Hyatt Hotels Corp., Class A ........................................ (1,203) 4,640 1.25%
Lennar Corp., Class A ............................................ (2,106) 7,608 2.06%
Lucid Group, Inc., Class A ......................................... (42,150) 3,210 0.87%
MGM Resorts International ........................................ (10,674) 9,958 2.70%
SharkNinja, Inc. ................................................. (1,107) 2,906 0.79%
37,302
Consumer Staples
elf Beauty, Inc. .................................................. (1,999) 3,951 1.07%
Kraft Heinz Co. (The) ............................................ (2,882) 2,760 0.75%
Mondelez International, Inc., Class A ................................ (6,065) 12,952 3.51%
Walgreens Boots Alliance, Inc. ..................................... (24,846) 8,735 2.36%
Walmart, Inc. ................................................... (4,083) 11,283 3.05%
39,681
Energy
NOV, Inc. ...................................................... (8,898) 4,263 1.15%
Schlumberger NV ............................................... (9,291) 12,223 3.31%
16,486
Financials
Bank OZK ..................................................... (2,149) 2,938 0.79%
Carlyle Group, Inc. (The) .......................................... (2,520) 3,458 0.94%
Chubb Ltd. ..................................................... (1,668) 15,853 4.29%
Franklin Resources, Inc. .......................................... (6,047) 3,664 0.99%
Invesco Ltd. .................................................... (9,176) 4,381 1.19%
RenaissanceRe Holdings Ltd. ...................................... (505) 3,818 1.03%
Wintrust Financial Corp. .......................................... (977) 3,459 0.94%
37,571
Health Care
Johnson & Johnson .............................................. (563) 2,938 0.80%
Medtronic PLC ................................................. (3,678) 10,402 2.82%
Revvity, Inc. .................................................... (2,053) 6,837 1.85%
Roivant Sciences Ltd. ............................................ (10,843) 3,443 0.93%
23,620
Industrials
Acuity, Inc. ..................................................... (589) 4,880 1.32%
CNH Industrial NV ............................................... (13,318) 5,147 1.39%
Dayforce, Inc. .................................................. (2,475) 4,544 1.23%

Simplify Wolfe US Equity 150/50 ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Industrials (continued)
Emerson Electric Co. ............................................ (4,126) $ 14,238 3.86%
L3Harris Technologies, Inc. ........................................ (1,891) 12,456 3.37%
Regal Rexnord Corp. ............................................ (1,038) 3,721 1.01%
RTX Corp. ..................................................... (1,238) 5,163 1.40%
50,149
Information Technology
Accenture PLC, Class A .......................................... (492) 4,830 1.31%
Allegro MicroSystems, Inc. ........................................ (4,548) 3,598 0.98%
Hewlett Packard Enterprise Co. .................................... (9,874) 4,795 1.30%
International Business Machines Corp. .............................. (869) 6,803 1.84%
Oracle Corp. ................................................... (763) 3,359 0.91%
TD SYNNEX Corp. .............................................. (1,139) 3,728 1.01%
Tyler Technologies, Inc. ........................................... (253) 4,626 1.25%
Unity Software, Inc. .............................................. (8,828) 5,443 1.47%
37,182
Materials
Air Products and Chemicals, Inc. ................................... (297) 2,757 0.75%
Avery Dennison Corp. ............................................ (1,391) 7,792 2.11%
Berry Global Group, Inc. .......................................... (2,069) 4,547 1.23%
United States Steel Corp. ......................................... (3,676) 4,890 1.32%
19,986
Real Estate
Agree Realty Corp. .............................................. (1,619) 3,934 1.06%
CoStar Group, Inc. .............................................. (5,447) 13,582 3.68%
Rexford Industrial Realty, Inc. ...................................... (4,085) 5,033 1.36%
WP Carey, Inc. ................................................. (1,895) 3,764 1.02%
26,313
Utilities
Consolidated Edison, Inc. ......................................... (4,459) 15,522 4.20%
Essential Utilities, Inc. ............................................ (2,657) 3,306 0.90%
18,828
Other Components ............................................. (83,578) 51,534 13.95%
Total ....................................................................... $ 369,355 100.00%
* The following table shows the top 50 positions and related Unrealized Appreciation/(Depreciation) of the securities within the NMSWULTRS basket.
Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks
Communication Services
Alphabet, Inc., Class A ........................................... 4,400 $ (26,508) 1.92%
Alphabet, Inc., Class C ........................................... 3,349 (20,387) 1.48%
Meta Platforms, Inc., Class A ...................................... 783 (17,573) 1.28%
(64,468)

Simplify Wolfe US Equity 150/50 ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Consumer Discretionary
Amazon.com, Inc. ............................................... 3,233 $ (23,967) 1.74%
Bath & Body Works, Inc. .......................................... 7,432 (8,780) 0.64%
Coupang, Inc., Class A ........................................... 15,129 (12,926) 0.94%
Ross Stores, Inc. ................................................ 2,791 (13,895) 1.01%
TJX Cos, Inc. (The) .............................................. 3,822 (18,135) 1.31%
(77,703)
Consumer Staples
Casey's General Stores, Inc. ...................................... 630 (10,653) 0.77%
Clorox Co. (The) ................................................ 2,913 (16,711) 1.21%
Constellation Brands, Inc., Class A .................................. 2,297 (16,424) 1.19%
Monster Beverage Corp. .......................................... 5,416 (12,349) 0.90%
PepsiCo, Inc. ................................................... 2,975 (17,379) 1.26%
Target Corp. .................................................... 3,167 (12,876) 0.94%
Tyson Foods, Inc., Class A ........................................ 5,020 (12,481) 0.91%
(98,873)
Energy
ConocoPhillips ................................................. 5,892 (24,106) 1.75%
Targa Resources Corp. ........................................... 2,580 (20,148) 1.46%
(44,254)
Financials
Allstate Corp. (The) .............................................. 1,941 (15,656) 1.14%
Ares Management Corp., Class A ................................... 2,439 (13,932) 1.01%
Equitable Holdings, Inc. .......................................... 5,990 (12,156) 0.88%
Everest Group Ltd. .............................................. 963 (13,638) 0.99%
Mastercard, Inc., Class A ......................................... 1,028 (21,960) 1.60%
Nasdaq Inc .................................................... 5,779 (17,080) 1.24%
Prudential Financial, Inc. .......................................... 3,710 (16,141) 1.17%
Shift4 Payments, Inc., Class A ..................................... 2,849 (9,069) 0.66%
(119,632)
Health Care
AbbVie, Inc. .................................................... 1,048 (8,553) 0.62%
Biogen, Inc. .................................................... 3,099 (16,523) 1.20%
Eli Lilly & Co. ................................................... 292 (9,403) 0.68%
(34,479)
Industrials
CH Robinson Worldwide, Inc. ...................................... 2,670 (10,652) 0.77%
CSX Corp. ..................................................... 12,453 (14,279) 1.04%
Knight-Swift Transportation Holdings, Inc., Class A ..................... 5,044 (8,546) 0.62%
Northrop Grumman Corp. ......................................... 509 (10,161) 0.74%
Owens Corning ................................................. 1,798 (10,003) 0.73%
United Parcel Service, Inc., Class B ................................. 2,873 (12,313) 0.89%
(65,954)
Information Technology
Apple, Inc. ..................................................... 3,605 (31,203) 2.27%
Arista Networks, Inc. ............................................. 5,631 (16,998) 1.24%
Autodesk, Inc. .................................................. 1,371 (13,984) 1.02%
Broadcom, Inc. ................................................. 3,216 (20,978) 1.52%
CDW Corp/DE .................................................. 2,754 (17,196) 1.25%

Simplify Wolfe US Equity 150/50 ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)

Shares
Unrealized
Appreciation/
(Depreciation) % of basket
Common Stocks (continued)
Information Technology (continued)
Fair Isaac Corp. ................................................. 161 $ (11,546) 0.84%
KLA Corp. ..................................................... 463 (12,254) 0.89%
Microsoft Corp. ................................................. 3,346 (48,939) 3.55%
NVIDIA Corp. ................................................... 10,086 (42,588) 3.09%
Palantir Technologies, Inc., Class A ................................. 3,075 (10,110) 0.73%
QUALCOMM, Inc. ............................................... 3,689 (22,076) 1.60%
(247,872)
Materials
Newmont Corp. ................................................. 12,047 (22,661) 1.64%
Real Estate
American Tower Corp. ............................................ 1,979 (16,774) 1.22%
Simon Property Group, Inc. ....................................... 2,679 (17,337) 1.26%
(34,111)
Utilities
CMS Energy Corp. .............................................. 4,204 (12,303) 0.89%
DTE Energy Co. ................................................ 2,394 (12,897) 0.94%
(25,200)
Other Components ............................................. 227,077 (542,203) 39.36%
Total ....................................................................... $ (1,377,410) 100.00%